LEASES AND SHIP CHARTERS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Description Of Number Of Leasing Arrangements Entered By Lessee And Remaining Lease Term Classified As Operating Lease		The Group has entered into 6 office leases which have a remaining non-cancellable lease term ranging from 3 to 21 months.
Current lease liabilities	$ 24,300,000	$ 0
Ships [member]
Statement1 [Line Items]
Current lease liabilities	$ 9,623,000
Ship Owned [Member]
Statement1 [Line Items]
Operating lease remaining lease term	4 years
Operating lease option to extend	2 years
Office And Residential Property [Member]
Statement1 [Line Items]
Current lease liabilities	$ 193,000
Residential Property Lease [Member]
Statement1 [Line Items]
Description Of Number Of Leasing Arrangements Entered By Lessee And Remaining Lease Term Classified As Operating Lease	The Group has entered into 8 residential property leases which have a remaining non-cancellable lease term ranging from 12 to 20 months respectively.
Bottom of range [member] | Office Lease [Member]
Statement1 [Line Items]
Operating lease remaining lease term	3 years
Bottom of range [member] | Residential Property Lease [Member]
Statement1 [Line Items]
Operating lease remaining lease term	12 years
Top of range [member] | Office Lease [Member]
Statement1 [Line Items]
Operating lease remaining lease term	21 years
Top of range [member] | Residential Property Lease [Member]
Statement1 [Line Items]
Operating lease remaining lease term	20 years